APPENDIX I	UNITED STATES OMB APPROVAL	OMB APPROVAL
	SECURITIES AND EXCHANGE COMMISSION	OMB Number: 3235-0456
	Washington, D.C. 20549	Expires: March 31, 2012
Estimated average burden
hours per response....... 2
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form. Please print or type.

1 . Name and address of issuer:
Neuberger Berman Income Funds (formerly, Lehman Brothers Income Funds) 605 Third Avenue, 2nd Floor New York, NY 10158-0180

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

Neuberger Berman Cash Reserves (Investor Class)
Neuberger Berman Core Bond Fund (Investor, Institutional, A and C Classes)
Neuberger Berman High Income Bond Fund (Investor, Institutional, A, C and R3 Classes)
Neuberger Berman Short Duration Bond Fund (Investor and Trust Class)
Neuberger Berman Municipal Money Fund (Investor Class)
Neuberger Berman Municipal Intermediate Bond Fund (Investor Class)
Neuberger Berman Strategic Income Fund (Institutional, Trust, A and C Classes)
Neuberger Berman New York Municipal Money Fund (Investor Class)
Neuberger Berman Core Plus Bond Fund (Institutional, A and C Classes)
Neuberger Berman California Tax-Free Money Fund (Investor and Reserve Classes)

3. Investment Company Act File Number: 811-03802

Securities Act File Number: 002-85229

4(a). Last day of fiscal year for which this Form is filed:
October 31, 2009

4(b). Check box if this Form is being filed late (ie., more than 90 calendar days after the end of the fiscal year). (See Instruction A.2) N/A

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). Check box if this is the last time the issuer will be filing this Form.
	N/A

5. Calculation of registration fee:
(i)	Aggregate sale price of securities sold during the fiscal year
	pursuant to section 24(f):		$3,229,056,540.60

(ii)	Aggregate price of securities redeemed or repurchased during the fiscal year:
			$3,889,463,656.30

(iii)	Aggregate price of securities redeemed or repurchased
	during any prior fiscal year ending no earlier than October
	11, 1995 that were not previously used to reduce registration
	fees payable to the Commission:		$302,576,579.02

(iv)	Total available redemption credits [add Item 5(ii) and 5(iii)]:		$4,192,040,235.32

(v)	Net sales - If Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:		$0

(vi)	Redemption credits available for use in future years		$962,983,694.72
	- if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:

(vii)	Multiplier for determining registration fee (See
	Instruction C.9):	x	$0.0000713

(viii)	Registration fee due [multiply Item 5(v) by Item
	5(vii)] (enter 'O' if no fee is due):	=	$0

6. Prepaid Shares
If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11,1997, then report the amount of securities (number of shares or other units) deducted here: N/A . If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year
(see Instruction D):
		+	$0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
		=	$0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:
	Wire Transfer	N/A
Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title.)*	/s/ John M. McGovern
Name

John M. McGovern, Treasurer and Principal Financial and Accounting Officer
Title
Date: January 28, 2010
*Please print the name and title of the signing officer below the signature.